Note 5 - Loans	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Long-term Debt [Text Block]
5.	Loans

On March 28, 2019, the Company borrowed a three-year term loan with a principal amount of $1,493 (RMB10,000) from China Construction Bank, which bears a floating interest rate benchmarking the RMB loan interest rate of financial institution in the PRC. The loan interest rate is 5.25% as of June 30, 2021. The loan is guaranteed by the shareholder of the Company, Shenzhen Sangel Capital Management Limited Company (“Shenzhen Sangel”) and Mr. Mulong Liu, a shareholder of Shenzhen Sangel. The maturity date of the loan is March 28, 2022.

On May 3, 2020, the Company obtained a two-year term loan with a principal amount of $635 from Citibank, North America (“Citibank”) under a Paycheck Protection Program initiated by U.S. Small Business Administration. The loan bears an annual interest rate of 1% and the maturity date is May 3, 2022. Under the Paycheck Protection Program, the Company is eligible to apply for forgiveness of the loan in an amount equal to the sum of certain qualified costs.

The aggregate contractual maturities of all borrowings due subsequent to June 30, 2021 are as follows:

Maturity dates	Amounts
$
(Unaudited)

Year ending December 31, 2021	-
Year ending December 31, 2022	2,184

Total	2,184